Feb. 09, 2024
Ultra Short Tax-Free Income Fund
Ultra Short Tax-Free Income Fund

Ultra Short Tax-Free Income Fund: The performance table appearing on page 29 of the Prospectus is deleted and replaced with the following:

Average Annual Total Returns (Periods Ended 12/31/22)	1 Year	5 Years	Since Inception (12/26/2017)
Investor Shares
Return Before Taxes	-0.19%	0.29%	0.29%
Return After Taxes on Distributions	-0.19%	0.28%	0.28%
Return After Taxes on Distributions and Sale of Fund Shares	0.02%	0.32%	0.32%
Institutional Shares
Return Before Taxes	—	0.58%	0.59%
A Shares
Return Before Taxes (With Load)	-1.18%	-0.11%	-0.11%
Bloomberg 1-Year Municipal Bond Index (reflects no deduction for expenses, fees or taxes)	-1.13%	1.02%	1.01%

For more information, please contact us at 1-800-762-7085.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE
PROSPECTUS FOR FUTURE REFERENCE.